Related Party Transactions - Schedule of Compensation for Key Management Personnel (Detail) - Key management personnel - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [table]
Other short-term employee benefits	R$ 19,429	R$ 58,788	R$ 30,080
Wages and salaries	595	0	0
Other long-term employee benefits	(63,529)	(17,441)	(13,042)
Total compensation	R$ 83,553	R$ 41,347	R$ 43,122